UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04665

--------------------------------------------------------------------------------
                     Commonwealth International Series Trust

               (Exact name of registrant as specified in charter)

--------------------------------------------------------------------------------
                   5847 San Felipe Suite 850 Houston, TX 77057

              (Address of principal executive offices) (Zip code)

--------------------------------------------------------------------------------
                           Matrix Capital Group, Inc.
                   630 Fitzwatertown Road Building A 2nd Floor
                           Willow Grove, PA 19090-1904

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  713.781.2856

Date of fiscal year end: 10/31/06

Date of reporting period: 01/31/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

                                                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - January 31, 2006 (Unaudited)
----------------------------------------------------------------------------------------------------------------
                                                                                  Shares             Value
                                                                             ----------------   ----------------
AUSTRALIA (33.91%)

COMMON STOCK (25.94%)

ADVERTISING (0.70%)
STW Communications Group, Ltd. ***                                                    151,578   $        330,777
                                                                                                ----------------
AIRLINES (0.69%)
Qantas Airways, Ltd. ***                                                              104,270            324,862
                                                                                                ----------------
APPAREL (0.99%)
Billabong International, Ltd. ***                                                      42,000            468,306
                                                                                                ----------------
BANKS (0.92%)
National Australia Bank, Ltd. - ADR                                                     2,000            257,900
Westpac Banking Corp. - ADR                                                             2,000            177,640
                                                                                                ----------------
                                                                                                         435,540
                                                                                                ----------------
BUILDING MATERIALS (2.11%)
James Hardie Industries NV - ADR                                                        5,200            173,732
Rinker Group, Ltd. ***                                                                 65,000            824,256
                                                                                                ----------------
                                                                                                         997,988
                                                                                                ----------------
COMMERCIAL SERVICES (0.48%)
Brambles Industries, Ltd. ***                                                          30,000            225,515
                                                                                                ----------------
CONTAINERS (0.66%)
Amcor, Ltd. - ADR                                                                      15,000            311,250
                                                                                                ----------------
DIVERSIFIED HOLDINGS (1.08%)
Patrick Corp., Ltd. ***                                                               100,000            513,586
                                                                                                ----------------
FOOD & BEVERAGES (3.35%)
Burns Philp & Co., Ltd. * ***                                                         600,000            500,197
Coca-Cola Amatil, Ltd. ***                                                             80,884            468,001
Foster's Group, Ltd. ***                                                               90,000            358,073
Woolworths, Ltd. ***                                                                   20,000            260,880
                                                                                                ----------------
                                                                                                       1,587,151
                                                                                                ----------------
HEALTHCARE (1.00%)
Healthscope, Ltd. ***                                                                  60,000            193,162
Sonic Healthcare, Ltd. ***                                                             25,000            282,579
                                                                                                ----------------
                                                                                                         475,741
                                                                                                ----------------

                                                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - January 31, 2006 (Unaudited)
----------------------------------------------------------------------------------------------------------------
                                                                                  Shares             Value
                                                                             ----------------   ----------------
HOUSEHOLD PRODUCTS (0.46%)
Corporate Express Australia, Ltd. ***                                                  50,000   $        218,529
                                                                                                ----------------
INSURANCE (1.99%)
Promina Group, Ltd. ***                                                               130,000            503,598
QBE Insurance Group, Ltd. ***                                                          30,000            437,864
                                                                                                ----------------
                                                                                                         941,462
                                                                                                ----------------
MANUFACTURING (0.98%)
Nylex, Ltd. * ***                                                                   1,000,000            117,322
Wesfarmers, Ltd. ***                                                                   12,000            344,521
                                                                                                ----------------
                                                                                                         461,843
                                                                                                ----------------
MINING (6.14%)
BHP Billiton, Ltd. - ADR                                                               22,000            867,900
Jubilee Mines NL ***                                                                   55,000            299,051
Mineral Deposits, Ltd. * ***                                                           45,678             49,347
Oxiana, Ltd. * ***                                                                    300,000            461,142
Rio Tinto Plc - ADR                                                                     6,000          1,230,060
                                                                                                ----------------
                                                                                                       2,907,500
                                                                                                ----------------
MULTIMEDIA (0.70%)
News Corp.                                                                             20,000            330,800
                                                                                                ----------------
OIL & GAS (2.07%)
Origin Energy, Ltd. ***                                                               177,702            981,757
                                                                                                ----------------
RETAIL (0.76%)
Just Group, Ltd. ***                                                                  205,000            359,510
                                                                                                ----------------
UTILITIES (0.86%)
Australian Gas Light Co., Ltd. ***                                                     30,000            407,694
                                                                                                ----------------
  TOTAL COMMON STOCK (Cost $8,801,208)                                                                12,279,811
                                                                                                ----------------

BONDS (7.41%)                                                                   Principal
                                                                             ----------------
Australia & New Zealand Banking Group, Ltd., 3.75%, due 01/05/09 #                    300,000            290,580
Australia Government Bond, 6.75%, due 11/15/06 +                                    1,000,000            764,289
BHP Billiton Finance USA, Ltd., 4.80%, due 04/15/13                                   300,000            292,929
CBA Capital Australia, Ltd., 7.71%, due 04/15/15 #                                    300,000            211,878
Citigroup, Inc., 5.75%, due 02/23/07 +                                                500,000            378,346
Commonwealth Bank of Australia, 8.50%, due 06/01/10                                   300,000            339,815
Hanson Australia Funding, Ltd., 5.25%, due 03/15/13                                   250,000            244,276
National Australia Bank, Ltd., 4.30%, due 07/10/06 +                                  300,000            225,406
Queensland Treasury Corp., 8.00%, due 09/14/07 +                                      431,000            338,941
Telstra Corp., Ltd., 6.375%, due 04/01/12 +                                           400,000            420,088
                                                                                                ----------------
  TOTAL BONDS (Cost $3,547,343)                                                                        3,506,548
                                                                                                ----------------

                                                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - January 31, 2006 (Unaudited)
----------------------------------------------------------------------------------------------------------------
                                                                                  Shares             Value
                                                                             ----------------   ----------------
INVESTMENT COMPANIES (0.56%)
Macquarie Infrastructure Group *** (Cost $284,864)                                    100,000   $        266,453
                                                                                                ----------------

TOTAL AUSTRALIA (Cost $12,633,415)                                                                    16,052,812
                                                                                                ----------------

NEW ZEALAND (66.22%)

COMMON STOCK (36.91%)

AGRICULTURE (2.96%)
Allied Farmers, Ltd. ***                                                              372,786            558,821
PGG Wrightson, Ltd. ***                                                               607,263            842,838
                                                                                                ----------------
                                                                                                       1,401,659
                                                                                                ----------------
APPLIANCES (1.81%)
Fisher & Paykel Appliances Holdings, Ltd. ***                                         250,000            596,537
Scott Technology, Ltd. ***                                                            195,245            262,239
                                                                                                ----------------
                                                                                                         858,776
                                                                                                ----------------
BUILDING MATERIALS (0.79%)
Fletcher Building, Ltd. ***                                                            50,000            257,720
Tenon, Ltd. * ***                                                                      50,000            114,786
                                                                                                ----------------
                                                                                                         372,506
                                                                                                ----------------
CHEMICALS (1.31%)
Nuplex Industries, Ltd. ***                                                           186,355            618,579
                                                                                                ----------------
COMMERCIAL SERVICES (2.00%)
Mowbray Collectables, Ltd.                                                            402,630            358,555
Taylors Group, Ltd. ***                                                               519,431            587,749
                                                                                                ----------------
                                                                                                         946,304
                                                                                                ----------------
FINANCIAL SERVICES (1.88%)
Ashburton Building Society, Ltd.                                                      234,003            714,929
Loan & Building Society                                                                59,322            174,739
                                                                                                ----------------
                                                                                                         889,668
                                                                                                ----------------
FOREST PRODUCTS & PAPER (0.02%)
Evergreen Forests, Ltd. * ***                                                          64,020             10,951
                                                                                                ----------------
HEALTHCARE (5.03%)
Fisher & Paykel Healthcare Corp. ***                                                  283,195            715,127
Ryman Healthcare, Ltd. ***                                                            250,000            901,339
Wakefield Health, Ltd. ***                                                            186,532            765,755
                                                                                                ----------------
                                                                                                       2,382,221
                                                                                                ----------------
HUMAN RESOURCES (0.17%)
Allied Work Force Group, Ltd. ***                                                     102,500             81,414
                                                                                                ----------------
LEISURE & RECREATION (2.04%)
Gullivers Travel Group, Ltd. ***                                                      528,500            471,334
Tourism Holdings, Ltd. ***                                                            455,000            495,145
                                                                                                ----------------
                                                                                                         966,479
                                                                                                ----------------

                                                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - January 31, 2006 (Unaudited)
----------------------------------------------------------------------------------------------------------------
                                                                                  Shares             Value
                                                                             ----------------   ----------------
MANUFACTURING (0.74%)
Skellmax Industries, Ltd. ***                                                         400,000   $        350,870
                                                                                                ----------------
METAL FABRICATION/HARDWARE (1.46%)
Methven, Ltd. ***                                                                     350,000            303,727
Steel & Tube Holdings, Ltd. ***                                                       140,000            388,112
                                                                                                ----------------
                                                                                                         691,839
                                                                                                ----------------
MULTIMEDIA (1.93%)
Sky Network Television, Ltd. * ***                                                    209,745            911,912
                                                                                                ----------------
PORTS (2.97%)
Port of Tauranga, Ltd. ***                                                            175,000            525,336
South Port New Zealand, Ltd.                                                        1,027,930            880,198
                                                                                                ----------------
                                                                                                       1,405,534
                                                                                                ----------------
REAL ESTATE (3.83%)
AMP NZ Office Trust ***                                                               500,000            329,155
Calan Healthcare Properties Trust ***                                                 901,813            785,426
ING Property Trust ***                                                                858,633            698,882
                                                                                                ----------------
                                                                                                       1,813,463
                                                                                                ----------------
RENTAL EQUIPMENT (1.24%)
Hirequip New Zealand, Ltd. ***                                                      1,047,500            588,044
                                                                                                ----------------
RETAIL (0.57%)
Restaurant Brands New Zealand, Ltd. ***                                               302,000            268,858
                                                                                                ----------------
TELECOMMUNICATIONS (0.92%)
Team Talk, Ltd. ***                                                                   300,000            434,320
                                                                                                ----------------
TEXTILES (0.56%)
Feltex Carpets, Ltd. ***                                                              750,000            267,160
                                                                                                ----------------
TRANSPORTATION (0.30%)
Toll NZ, Ltd. * ***                                                                    70,000            144,153
                                                                                                ----------------
UTILITIES (2.37%)
Contact Energy, Ltd. ***                                                               80,000            357,101
Infratil, Ltd. ***,a                                                                  333,274            762,699
                                                                                                ----------------
                                                                                                       1,119,800
                                                                                                ----------------
WASTE MANAGEMENT (2.01%)
Waste Management NZ, Ltd. ***                                                         222,154            950,995
                                                                                                ----------------
  TOTAL COMMON STOCK (Cost $14,236,977)                                                               17,475,505
                                                                                                ----------------

                                                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - January 31, 2006 (Unaudited)
----------------------------------------------------------------------------------------------------------------
BONDS (23.28%)                                                                   Principal             Value
                                                                             ----------------   ----------------
ANZ National Bank, Ltd., 7.04%, due 07/23/12 #                                      1,000,000   $        683,587
Dunedin City Treasury, Ltd., 7.50%, due 10/15/07 #                                  1,000,000            690,163
Fletcher Building Finance, Ltd., 8.60%, due 03/15/08 #                                775,000            555,050
Fonterra Cooperative Group, Ltd., Perpetual Variable Rate Notes, 7.90% # **         1,500,000          1,094,328
Generator Bonds, Ltd., 8.00%, due 08/20/08 #                                          270,000            183,792
Global Corporate Credit, Ltd. Credit Linked Notes, 7.20%, due 12/30/08 #            1,138,000            775,661
Global Corporate Credit, Ltd. Credit Linked Notes, 8.25%, due 12/30/08 #            1,126,000            763,625
Global Equity Market Securities, Ltd., zero coupon, due 01/18/08 #                  3,350,000          3,098,027
GPG Finance Plc, 8.70%, due 12/15/08 #                                              1,500,000          1,064,529
Housing Corp. of New Zealand, 8.00%, due 11/15/06 #                                   300,000            206,624
National Bank of New Zealand, 6.87%, due 04/18/11 #                                   500,000            332,477
New Zealand Government Bond, 6.50%, due 02/15/06 #                                  1,500,000          1,027,551
Svensk Exportkredit AB, 4.62%, due 08/24/06 #                                         300,000            202,240
TCNZ Finance, Ltd., 7.50%, due 09/15/06 #                                             500,000            342,160
                                                                                                ----------------
  TOTAL BONDS (Cost $9,507,395)                                                                       11,019,814
                                                                                                ----------------

INVESTMENT COMPANIES (5.26%)                                                      Shares
                                                                             ----------------
AMP Investments' World Index Fund ***                                                 791,119            729,989
ASB Capital, Ltd. ***                                                                 500,000            366,009
New Zealand Investment Trust Plc ***                                                  220,169          1,245,181
Smartshares - NZX 50 Portfolio Index Fund ***                                         142,386            146,746
                                                                                                ----------------
  TOTAL INVESTMENT COMPANIES (Cost $1,993,608)                                                         2,487,925
                                                                                                ----------------
SHORT TERM INVESTMENTS (0.77%)
Forsyth Barr Money Market (Cost $354,732)                                             535,083            366,545
                                                                                                ----------------
  TOTAL NEW ZEALAND (Cost $26,092,712)                                                                31,349,789
                                                                                                ----------------
UNITED STATES (0.67%)

INVESTMENT COMPANIES (0.67%)
iShares MSCI Pacific ex-Japan Index Fund (Cost $271,290)                                3,000            317,400
                                                                                                ----------------
  TOTAL UNITED STATES (Cost $271,290)                                                                    317,400
                                                                                                ----------------
  TOTAL INVESTMENTS (Cost $38,997,417) (100.80%)                                                $     47,720,001
  LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-0.80%)                                                   (380,324)
                                                                                                ----------------
  NET ASSETS -- (100%)                                                                          $     47,339,677
                                                                                                ================

* Non-income producing investment.

** Rate shown represents the rate at January 31, 2006, is subject to change and resets annually.

+ Principal amount shown is in Australian Dollars; Value shown is in U.S.
Dollars.

# Principal amount shown is in New Zealand Dollars; Value shown is in U.S. Dollars.

*** These securities were valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The total fair value of such securities at January 31, 2006 is $27,031,991, which represents 57.10% of total net assets.

a Includes 55,545 warrants, valued at $30,440 as of January 31, 2006. The warrants allow for the purchase of one share per one share held at a strike price of 3.50 NZD and expire on July 10, 2009.

ADR American Depositary Receipt

                                                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - January 31, 2006 (Unaudited)
----------------------------------------------------------------------------------------------------------------
                                                                                  Shares             Value
                                                                             ----------------   ----------------
COMMON STOCK (80.55%)

AUTOMOBILE MANUFACTURERS (2.01%)
Nissan Motor Co., Ltd. - ADR                                                            5,000   $        111,750
Toyota Motor Corp. - ADR                                                                1,000            103,710
                                                                                                ----------------
                                                                                                         215,460
                                                                                                ----------------
AUTOMOBILE PARTS & EQUIPMENT (5.39%)
Denso Corp.                                                                             3,000            105,839
NGK Spark Plug Co., Ltd.                                                                9,000            225,259
Sumitomo Rubber Industries, Inc.                                                       10,000            136,676
Tokai Rika Co., Ltd.                                                                    4,000            109,683
                                                                                                ----------------
                                                                                                         577,457
                                                                                                ----------------
BANKS (4.27%)
Bank of Fukuoka, Ltd.                                                                  10,000             86,191
Mitsubishi UFJ Financial Group, Inc. - ADR                                             16,000            231,200
Sumitomo Mitsui Financial Group, Inc.                                                      12            140,435
                                                                                                ----------------
                                                                                                         457,826
                                                                                                ----------------
BUILDING MATERIALS (1.52%)
Taiheiyo Cement Corp.                                                                  40,000            162,303
                                                                                                ----------------
CHEMICALS (1.67%)
JSR Corp.                                                                               6,000            178,875
                                                                                                ----------------
COMMERCIAL SERVICES (0.72%)
Shinwa Art Auction Co., Ltd.                                                                7             76,539
                                                                                                ----------------
COMPUTERS (2.25%)
Melco Holdings, Inc.                                                                    4,500            131,465
TDK Corp. - ADR                                                                         1,500            109,095
                                                                                                ----------------
                                                                                                         240,560
                                                                                                ----------------
DISTRIBUTION/WHOLESALE (1.50%)
Marubeni Corp.                                                                         30,000            160,424
                                                                                                ----------------
ELECTRONICS (8.78%)
Advantest Corp. - ADR                                                                   5,000            153,600
Fanuc, Ltd.                                                                             2,000            176,483
Hoya Corp.                                                                              4,000            160,595
Murata Manufacturing Co., Ltd.                                                          2,000            145,218
Taiyo Yuden Co., Ltd.                                                                  10,000            164,353
TOYO Corp.                                                                              8,000            140,093
                                                                                                ----------------
                                                                                                         940,342
                                                                                                ----------------
ENGINEERING & CONSTRUCTION (2.21%)
Kajima Corp.                                                                           36,000            237,099
                                                                                                ----------------

                                                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - January 31, 2006 (Unaudited)
----------------------------------------------------------------------------------------------------------------
                                                                                  Shares             Value
                                                                             ----------------   ----------------

FINANCIAL SERVICES (1.12%)
Nissin Co., Ltd. - ADR                                                                  5,760   $        119,462
                                                                                                ----------------
FOOD & BEVERAGES (0.58%)
Kirin Brewery Co., Ltd.                                                                 5,000             62,529
                                                                                                ----------------
HEALTHCARE - PRODUCTS (1.65%)
Nakanishi, Inc.                                                                         1,500            176,569
                                                                                                ----------------
HOME FURNISHINGS (2.40%)
Alpine Electronics, Inc.                                                                8,000            108,931
Matsushita Electric Industrial Co., Ltd. - ADR                                          6,800            148,036
                                                                                                ----------------
                                                                                                         256,967
                                                                                                ----------------
HUMAN RESOURCES (1.01%)
Intelligence, Ltd.                                                                         40            108,658
                                                                                                ----------------
INSURANCE (3.99%)
Aflac, Inc.                                                                             3,000            140,850
Millea Holdings, Inc. - ADR                                                             1,500            143,940
T&D Holdings, Inc.                                                                      2,000            142,997
                                                                                                ----------------
                                                                                                         427,787
                                                                                                ----------------
INTERNET SERVICES (0.98%)
Internet Initiative Japan, Inc. - ADR *                                                 7,000             77,770
Trend Micro, Inc. - ADR *                                                                 796             26,658
                                                                                                ----------------
                                                                                                         104,428
                                                                                                ----------------
LEISURE & RECREATION (2.42%)
Resorttrust, Inc.                                                                       2,800             95,913
Sankyo Co., Ltd.                                                                        2,500            162,944
                                                                                                ----------------
                                                                                                         258,857
                                                                                                ----------------
MACHINERY (5.65%)
Kubota Corp. - ADR                                                                      4,000            191,720
Meidensha Corp.                                                                        53,000            206,902
Nidec Corp. - ADR                                                                       9,000            206,370
                                                                                                ----------------
                                                                                                         604,992
                                                                                                ----------------
METAL FABRICATION/HARDWARE (1.29%)
NEOMAX Co., Ltd.                                                                        4,000            138,043
                                                                                                ----------------
MISCELLANEOUS MANUFACTURING (0.95%)
Amano Corp.                                                                             5,000            101,439
                                                                                                ----------------
OFFICE/BUSINESS EQUIPMENT (1.12%)
Canon, Inc. - ADR                                                                       2,000            120,440
                                                                                                ----------------
OIL & GAS (0.73%)
AOC Holdings, Inc.                                                                      4,000             78,247
                                                                                                ----------------

                                                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - January 31, 2006 (Unaudited)
----------------------------------------------------------------------------------------------------------------
                                                                                  Shares             Value
                                                                             ----------------   ----------------
PHARMACEUTICALS (2.29%)
Chugai Pharmaceutical Co., Ltd.                                                         6,500   $        132,149
Takeda Pharmaceutical Co., Ltd.                                                         2,000            113,441
                                                                                                ----------------
                                                                                                         245,590
                                                                                                ----------------
PRINTING (1.36%)
Tosho Printing Co., Ltd.                                                               30,000            145,304
                                                                                                ----------------
PUBLISHING (1.17%)
Kadokawa Holdings, Inc.                                                                 4,000            125,742
                                                                                                ----------------
REAL ESTATE (4.02%)
Recrm Research Co., Ltd.                                                                   50            105,070
Sumitomo Realty & Development Co., Ltd.                                                 8,000            181,779
Tokyo Tatemono Co., Ltd.                                                               15,000            143,638
                                                                                                ----------------
                                                                                                         430,487
                                                                                                ----------------
RETAIL (3.61%)
Sundrug Co., Ltd.                                                                       2,000            128,817
Yamada Denki Co., Ltd.                                                                  2,000            258,318
                                                                                                ----------------
                                                                                                         387,135
                                                                                                ----------------
TELECOMMUNICATIONS (2.00%)
Allied Telesis Holdings KK                                                             15,000             98,407
Nippon Telegraph & Telephone Corp. - ADR                                                5,000            116,200
                                                                                                ----------------
                                                                                                         214,607
                                                                                                ----------------
TEXTILES (1.39%)
Ichikawa Co., Ltd.                                                                     35,000            149,191
                                                                                                ----------------
TRANSPORTATION (6.53%)
East Japan Railway Co.                                                                     15            104,429
Hankyu Holdings, Inc.                                                                  22,000            137,940
Keihin Electric Express Railway Co., Ltd.                                              13,000            100,389
Keio Corp.                                                                             18,000            110,093
Tobu Railway Co., Ltd.                                                                 18,000             91,180
Yamato Holdings Co., Ltd.                                                               9,000            155,683
                                                                                                ----------------
                                                                                                         699,714
                                                                                                ----------------
UTILITIES (3.97%)
Hokkaido Electric Power Co., Inc.                                                       6,000            134,541
Toho Gas Co., Ltd.                                                                     35,000            139,922
Tohoku Electric Power Co., Inc.                                                         7,000            150,985
                                                                                                ----------------
                                                                                                         425,448
                                                                                                ----------------
  TOTAL COMMON STOCK (Cost $5,925,072)                                                                 8,628,521
                                                                                                ----------------
INVESTMENT COMPANIES (7.42%)
iShares MSCI Japan Index Fund                                                          25,000            350,000
iShares S&P/TOPIX 150 Index Fund                                                        2,000            243,960
Morgan Stanley Asia Pacific Fund, Inc.                                                 12,000            201,000
                                                                                                ----------------
  TOTAL INVESTMENT COMPANIES (Cost $608,400)                                                             794,960
                                                                                                ----------------

                                                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - January 31, 2006 (Unaudited)
----------------------------------------------------------------------------------------------------------------
BONDS (6.50%)                                                                   Principal            Value
                                                                             ----------------   ----------------
Aflac, Inc., 6.50%, due 04/15/09                                                       78,000   $         81,884
Bank of Tokyo-Mitsubishi UFJ, Ltd., 8.40%, due 04/15/10                                48,000             53,648
Osaka Gas Co., Ltd., 7.125%, due 02/07/07                                             200,000            204,033
SMBC International Finance NV, 8.50%, due 06/15/09                                    150,000            165,243
Toyota Motor Credit Corp., Step-up Bond, due 02/04/25                                 200,000            191,647
                                                                                                ----------------
  TOTAL BONDS (Cost $706,191)                                                                            696,455
                                                                                                ----------------
INDEX-LINKED NOTES (0.93%)
Merrill Lynch Nikkei 225 MITTS, 0.00%, due 08/04/06 * # (Cost $94,564)                 10,000             99,300
                                                                                                ----------------
SHORT TERM INVESTMENTS (3.80%)
Fifth Third Bank Repurchase Agreement, 3.84%, dated 01/31/06,                         406,631            406,631
due 02/01/06, repurchase price $406,674 (collateralized by
FHLMC, 4.00%, due 06/12/13, market value $418,853)
(Cost $406,631)

                                                          Expiration Date
CALL OPTIONS PURCHASED (1.33%)                             Exercise Price     Contracts (b)
                                                          ---------------    ----------------
iShares MSCI Japan Index Fund                              06/17/06, 10                   100             40,000
iShares MSCI Japan Index Fund                              03/18/06, 9                     50             24,500
Sony Corp.                                                 01/20/07, 25                    20             49,400
Toyota Motor Corp.                                         04/22/06, 85                    15             28,950
                                                                                                ----------------

  TOTAL CALL OPTIONS PURCHASED (Cost $92,700)                                                            142,850
                                                                                                ----------------
  TOTAL INVESTMENTS (Cost $7,833,558) (100.53%)                                                 $     10,768,717
  LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-0.53%)                                                    (56,437)
                                                                                                ----------------
  NET ASSETS -- (100%)                                                                          $     10,712,280
                                                                                                ================

* Non-income producing investment

# Market Index Target-Term Securities (MITTS) due August 4, 2006 are debt securities of Merrill Lynch & Co., Inc. The principal amount is $10 and have no periodic interest payments. At maturity, the holder is entitled to receive the principal amount $10, plus a Supplemental Redemption Amount of $10 x (Ending Index Value - Starting Index Value)/Starting Index Value.

ADR American Depositary Receipt

(b) Each contract is equivalent to 100 shares

                                                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                                                        COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - January 31, 2006 (Unaudited)
----------------------------------------------------------------------------------------------------------------
                                                                                  Shares             Value
                                                                             ----------------   ----------------
COMMON STOCK (82.09%)

BRAZIL (2.29%)
Cia de Saneamento Basico do Estado de Sao Paulo - ADR                                  10,000   $        207,400
Cia Vale do Rio Doce - ADR #                                                            6,000            307,620
                                                                                                ----------------
                                                                                                         515,020
                                                                                                ----------------
CANADA (2.93%)
ATI Technologies, Inc. *                                                               15,000            267,750
Canadian Imperial Bank of Commerce                                                      2,000            139,900
Vitran Corp, Inc. *                                                                    13,000            250,900
                                                                                                ----------------
                                                                                                         658,550
                                                                                                ----------------
FRANCE (4.32%)
BNP Paribas - ADR                                                                       6,000            267,389
France Telecom SA - ADR                                                                 5,000            113,900
Thomson - ADR                                                                           6,200            127,410
Total SA - ADR                                                                          2,600            359,658
Vivendi Universal SA - ADR                                                              3,200            100,192
                                                                                                ----------------
                                                                                                         968,549
                                                                                                ----------------
GERMANY (4.33%)
Deutsche Bank AG - ADR                                                                  3,000            322,290
E.ON AG - ADR                                                                           3,000            111,990
Puma AG Rudolf Dassler Sport - ADR                                                        500            158,818
SAP AG - ADR                                                                            2,000            102,740
Siemens AG - ADR                                                                        3,000            274,800
                                                                                                ----------------
                                                                                                         970,638
                                                                                                ----------------
GREAT BRITAIN (9.58%)
Anglo American Plc - ADR                                                                6,500            253,045
BAA Plc - ADR                                                                          10,000            111,083
British Airways Plc - ADR *                                                             3,800            220,970
GlaxoSmithKline Plc - ADR                                                               8,000            409,920
Intercontinental Hotels Group Plc - ADR                                                22,677            348,999
Lloyds TSB Group Plc - ADR                                                              6,900            253,920
National Grid Plc - ADR                                                                 3,071            158,464
Signet Group Plc - ADR                                                                  8,000            145,600
Tate & Lyle Plc - ADR                                                                   4,000            163,799
Vodafone Group Plc - ADR                                                                4,000             84,440
                                                                                                ----------------
                                                                                                       2,150,240
                                                                                                ----------------
GUERNSEY (1.43%)
Amdocs, Ltd. *                                                                         10,000            322,000
                                                                                                ----------------
HONG KONG (1.05%)
Cathay Pacific Airways, Ltd. - ADR                                                     10,800             98,850
China Netcom Group Corp. (Hong Kong), Ltd. - ADR                                        4,000            135,960
                                                                                                ----------------
                                                                                                         234,810
                                                                                                ----------------

                                                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                                                        COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - January 31, 2006 (Unaudited)
----------------------------------------------------------------------------------------------------------------
                                                                                  Shares             Value
                                                                             ----------------   ----------------
INDIA (2.10%)
ICICI Bank, Ltd. - ADR                                                                 10,000   $        314,200
Satyam Computer Services, Ltd. - ADR                                                    4,000            156,800
                                                                                                ----------------
                                                                                                         471,000
                                                                                                ----------------
ISRAEL (0.41%)
Teva Pharmaceutical Industries, Ltd. - ADR                                              2,143             91,356
                                                                                                ----------------
MEXICO (1.12%)
Grupo Televisa SA - ADR                                                                 3,000            250,650
                                                                                                ----------------
NETHERLANDS (3.92%)
ABN AMRO Holding NV - ADR                                                              10,153            280,934
ING Groep NV - ADR                                                                     10,842            387,602
Unilever NV - NY                                                                        3,000            210,600
                                                                                                ----------------
                                                                                                         879,136
                                                                                                ----------------
PORTUGAL (0.91%)
Portugal Telecom SGPS SA - ADR                                                         20,300            204,827
                                                                                                ----------------
SOUTH KOREA (1.70%)
Korea Electric Power Corp. - ADR                                                        8,000            181,760
KT Corp. - ADR                                                                          9,500            200,545
                                                                                                ----------------
                                                                                                         382,305
                                                                                                ----------------
SPAIN (1.72%)
Banco Santander Central Hispano SA - ADR                                               17,000            242,590
Endesa SA - ADR                                                                         5,000            142,800
                                                                                                ----------------
                                                                                                         385,390
                                                                                                ----------------
SWITZERLAND (1.74%)
Nestle SA - ADR                                                                         3,100            226,856
UBS AG - ADR #                                                                          1,500            163,200
                                                                                                ----------------
                                                                                                         390,056
                                                                                                ----------------
TAIWAN (0.79%)
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR                                     16,499            178,189
                                                                                                ----------------
UNITED STATES (41.75%)
Activision, Inc. *                                                                     17,798            255,223
AGCO Corp. *                                                                           20,000            360,200
American National Insurance                                                             2,998            355,263
Applied Industrial Technologies, Inc.                                                   3,750            159,375
BJ's Wholesale Club, Inc. * #                                                           5,075            163,110
Briggs & Stratton Corp.                                                                 5,000            173,950
Bunge, Ltd.                                                                             6,500            383,240
Chemed Corp.                                                                            5,200            276,432
Cimarex Energy Co.                                                                      6,150            280,194
Compass Bancshares, Inc.                                                                6,150            299,628
Conmed Corp. *                                                                          9,720            229,781
Continental Airlines, Inc. *                                                           10,000            209,100

                                                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                                                        COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - January 31, 2006 (Unaudited)
----------------------------------------------------------------------------------------------------------------
                                                                                  Shares             Value
                                                                             ----------------   ----------------
Cooper Cos., Inc. #                                                                     4,500   $        249,435
Coventry Health Care, Inc. *                                                            3,000            178,710
Dentsply International, Inc.                                                            3,350            179,895
DST Systems, Inc. *                                                                     5,885            333,444
Headwaters, Inc. * #                                                                   10,000            345,000
International Rectifier Corp. *                                                        10,000            363,700
Kinetic Concepts, Inc. *                                                                1,700             61,523
KVH Industries, Inc. *                                                                  5,000             55,400
Lubrizol Corp.                                                                          5,055            231,216
Lufkin Industries, Inc.                                                                 4,000            269,600
Lyondell Chemical Co.                                                                   5,000            120,050
Michaels Stores, Inc. #                                                                 5,100            171,513
Microchip Technology, Inc.                                                              3,455            129,597
National Oilwell Varco, Inc. *                                                          3,633            276,362
Nautilus, Inc.                                                                         12,500            204,375
Norfolk Southern Corp.                                                                  9,000            448,560
Pentair, Inc.                                                                           8,760            336,384
PerkinElmer, Inc.                                                                      10,000            227,400
Plantronics, Inc.                                                                       5,000            175,000
Prudential Financial, Inc.                                                              3,000            226,020
Quanex Corp.                                                                            4,325            268,626
SanDisk Corp. * #                                                                       5,000            336,800
SCANA Corp.                                                                             3,075            123,523
ServiceMaster Co.                                                                      15,000            194,100
Smith International, Inc.                                                               4,490            202,050
Sovereign Bancorp, Inc.                                                                15,325            334,085
Todco                                                                                   4,000            178,400
                                                                                                ----------------
                                                                                                       9,366,264
                                                                                                ----------------

  TOTAL COMMON STOCK (Cost $13,730,115)                                                               18,418,980
                                                                                                ----------------

INVESTMENT COMPANIES (10.07%)
Commonwealth Australia/New Zealand Fund (a)                                            37,625            589,963
Commonwealth Japan Fund (a)                                                            37,032            173,309
Europe Fund, Inc.                                                                       8,000             90,480
iShares MSCI EMU Index Fund                                                             2,000            165,760
iShares MSCI Japan Index Fund                                                          16,000            224,000
iShares Russell Midcap Growth Index Fund                                                2,600            258,492
iShares S&P Europe 350 Index Fund                                                       1,500            128,265
iShares S&P Latin America 40 Index Fund                                                 1,500            216,765
iShares S&P/TOPIX 150 Index Fund                                                        2,000            243,960
Morgan Stanley Asia Pacific Fund, Inc.                                                 10,000            167,500
                                                                                                ----------------
  TOTAL INVESTMENT COMPANIES (Cost $1,648,599)                                                         2,258,494
                                                                                                ----------------

PREFERRED STOCK (1.14%)
Equity Office Properties Trust                                                          1,000             50,250
HSBC USA, Inc.                                                                          8,000            206,160
                                                                                                ----------------
  TOTAL PREFERRED STOCK (Cost $247,810)                                                                  256,410
                                                                                                ----------------

                                                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                                                        COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - January 31, 2006 (Unaudited)
----------------------------------------------------------------------------------------------------------------
BONDS (3.94%)                                                                   Principal            Value
                                                                             ----------------   ----------------
Mexico Government International Bond, 4.625%, due 10/08/08                            200,000   $        198,950
SMBC International Finance NV, 8.50%, due 06/15/09                                    270,000            297,437
Toyota Motor Credit Corp., Step-up Bond, due 02/04/25                                 200,000            191,647
Vodafone Group Plc, 3.95%, due 01/30/08                                               200,000            196,239
                                                                                                ----------------
  TOTAL BONDS (Cost $895,321)                                                                            884,273
                                                                                                ----------------

SHORT TERM INVESTMENTS (0.29%)
Fifth Third Bank Repurchase Agreement, 3.84%, dated 01/31/06, due
02/01/06, repurchase price $65,365 (collateralized by FHLMC, 4.00%, due
06/12/13, marketvalue $68,230) (Cost $65,358)                                          65,358             65,358
                                                                                                ----------------
  TOTAL INVESTMENTS (Cost $16,587,203) (97.53%)                                                 $     21,883,515
  CALL OPTIONS WRITTEN (Proceeds $85,317) (-0.55%)                                                      (124,450)
  OTHER ASSETS IN EXCESS OF LIABILITIES, NET (3.02%)                                                     677,296
                                                                                                ----------------
  NET ASSETS -- (100%)                                                                          $     22,436,361
                                                                                                ================

                                                          Expiration Date
CALL OPTIONS WRITTEN (-0.55%)                              Exercise Price     Contracts (b)
                                                          ----------------   ----------------
BJ's Wholesale Club, Inc.                                  03/18/06, 30                   (50)           (10,000)
Cia Vale do Rio Doce - ADR                                 01/20/07, 40                   (40)           (53,600)
Cia Vale do Rio Doce - ADR                                 03/18/06, 40                   (20)           (19,800)
Cooper Cos., Inc.                                          02/18/06, 80                   (25)              (250)
Headwaters, Inc.                                           02/18/06, 40                   (20)              (200)
Michaels Stores, Inc.                                      03/18/06, 35                   (25)            (2,000)
SanDisk Corp.                                              07/22/06, 85                   (25)           (12,500)
UBS AG - ADR                                               03/18/06, 90                   (15)           (26,100)
                                                                                                ----------------

  TOTAL CALL OPTIONS WRITTEN (Proceeds $85,317)                                                         (124,450)
                                                                                                ----------------

# Call options have been written by the Fund against these positions
* Non-income producing investment
ADR American Depositary Receipt
NY New York Share
(a) Affiliated by having the same Investment Advisor
(b) Each contract is equivalent to 100 shares

                                                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                                        COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - January 31, 2006 (Unaudited)
----------------------------------------------------------------------------------------------------------------
                                                                                  Shares             Value
                                                                             ----------------   ----------------
COMMON STOCK (69.26%)

BUILDING MATERIALS (12.62%)
Cemex SA de CV - ADR                                                                    5,611   $        370,214
CRH Plc - ADR                                                                           9,200            294,032
James Hardie Industries NV - ADR                                                        5,200            173,732
Lafarge SA - ADR                                                                        5,000            131,400
Rinker Group, Ltd. - ADR                                                                4,000            255,240
Universal Forest Products, Inc.                                                         1,800            103,086
USG Corp. *                                                                             3,500            333,200
                                                                                                ----------------
                                                                                                       1,660,904
                                                                                                ----------------
DISTRIBUTION/WHOLESALE (1.48%)
Wolseley Plc - ADR                                                                      4,000            194,200
                                                                                                ----------------
FINANCIAL SERVICES (1.20%)
Delta Financial Corp.                                                                  17,000            158,270
                                                                                                ----------------
HOME BUILDERS (1.98%)
Desarrolladora Homex SA de CV - ADR *                                                   7,500            260,325
                                                                                                ----------------
INSURANCE (2.34%)
First American Corp.                                                                    3,500            163,870
Stewart Information Services Corp.                                                      2,700            144,315
                                                                                                ----------------
                                                                                                         308,185
                                                                                                ----------------
LODGING (1.39%)
Starwood Hotels & Resorts Worldwide, Inc.                                               3,000            182,430
                                                                                                ----------------
REAL ESTATE (5.14%)
Alto Palermo SA - ADR                                                                  17,000            132,600
Hang Lung Properties, Ltd. - ADR                                                       18,000            175,192
IRSA Inversiones y Representaciones SA - GDR *                                         10,000            110,000
St Joe Co.                                                                              2,000            126,900
WP Carey & Co. LLC                                                                      5,000            132,400
                                                                                                ----------------
                                                                                                         677,092
                                                                                                ----------------
REAL ESTATE INVESTMENT TRUST - APARTMENTS (4.72%)
Camden Property Trust                                                                   3,900            253,890
Education Realty Trust, Inc.                                                            9,000            117,270
GMH Communities Trust                                                                  15,500            250,015
                                                                                                ----------------
                                                                                                         621,175
                                                                                                ----------------
REAL ESTATE INVESTMENT TRUST - DIVERSIFIED (2.85%)
PS Business Parks, Inc.                                                                 3,500            191,975
Trustreet Properties, Inc.                                                              3,500             51,415
Washington Real Estate Investment Trust                                                 4,000            131,920
                                                                                                ----------------
                                                                                                         375,310
                                                                                                ----------------
REAL ESTATE INVESTMENT TRUST - HEALTH CARE (0.93%)
Senior Housing Properties Trust                                                         6,800            121,924
                                                                                                ----------------
REAL ESTATE INVESTMENT TRUST - HOTELS (9.00%)
DiamondRock Hospitality Co.                                                            12,000            156,000
Equity Inns, Inc.                                                                      11,000            173,800
Hersha Hospitality Trust                                                               12,000            114,120
Highland Hospitality Corp.                                                             17,300            208,638
Host Marriott Corp.                                                                     9,800            195,510
Strategic Hotel Capital, Inc.                                                          10,000            214,000
Winston Hotels, Inc.                                                                   11,900            121,856
                                                                                                ----------------
                                                                                                       1,183,924
                                                                                                ----------------

                                                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                                        COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - January 31, 2006 (Unaudited)
----------------------------------------------------------------------------------------------------------------
                                                                                  Shares             Value
                                                                             ----------------   ----------------
REAL ESTATE INVESTMENT TRUST - MANUFACTURED HOMES (1.05%)
American Land Lease, Inc.                                                               5,600   $        138,656
                                                                                                ----------------
REAL ESTATE INVESTMENT TRUST - MORTGAGE (1.90%)
Aames Investment Corp.                                                                 12,000             78,480
American Mortgage Acceptance Co.                                                        4,000             62,640
RAIT Investment Trust                                                                   4,000            108,440
                                                                                                ----------------
                                                                                                         249,560
                                                                                                ----------------
REAL ESTATE INVESTMENT TRUST - OFFICE PROPERTY (6.61%)
American Financial Realty Trust                                                        12,000            149,160
BioMed Realty Trust, Inc.                                                               4,000            107,320
CarrAmerica Realty Corp.                                                                3,000            110,400
Equity Office Properties Trust                                                          4,100            130,462
HRPT Properties Trust                                                                  10,100            108,373
Kilroy Realty Corp.                                                                     2,400            162,216
Maguire Properties, Inc.                                                                3,000            101,400
                                                                                                ----------------
                                                                                                         869,331
                                                                                                ----------------
REAL ESTATE INVESTMENT TRUST - REGIONAL MALLS (1.76%)
General Growth Properties, Inc.                                                         4,500            232,200
                                                                                                ----------------
REAL ESTATE INVESTMENT TRUST - SHOPPING CENTERS (5.19%)
Acadia Realty Trust                                                                     4,800            102,384
Agree Realty Corp.                                                                      4,400            131,560
Kite Realty Group Trust                                                                10,000            157,700
Saul Centers, Inc.                                                                      4,100            151,700
Weingarten Realty Investors                                                             3,450            139,828
                                                                                                ----------------
                                                                                                         683,172
                                                                                                ----------------
REAL ESTATE INVESTMENT TRUST - STORAGE (2.92%)
Extra Space Storage, Inc.                                                              13,200            202,620
Public Storage, Inc.                                                                    2,500            181,425
                                                                                                ----------------
                                                                                                         384,045
                                                                                                ----------------
REAL ESTATE INVESTMENT TRUST - WAREHOUSE/INDUSTRIAL (1.71%)
First Industrial Realty Trust, Inc.                                                     2,500             97,675
Prologis                                                                                2,500            128,050
                                                                                                ----------------
                                                                                                         225,725
                                                                                                ----------------
RETAIL (3.24%)
Home Depot, Inc.                                                                        3,300            133,815
Kingfisher Plc - ADR                                                                   12,000            101,308
Lowe's Cos., Inc.                                                                       3,000            190,650
                                                                                                ----------------
                                                                                                         425,773
                                                                                                ----------------
SAVINGS & LOANS (1.23%)
New York Community Bancorp, Inc.                                                        7,000            119,420
Washington Mutual, Inc.                                                                 1,000             42,320
                                                                                                ----------------
                                                                                                         161,740
                                                                                                ----------------
TOTAL COMMON STOCK (Cost $6,886,231)                                                                   9,113,941
                                                                                                ----------------
INVESTMENT COMPANIES (12.66%)
AEW Real Estate Income Fund                                                            16,000            309,600
AIM Select Real Estate Income Fund                                                     16,000            256,000
iShares Cohen & Steers Realty Majors Index Fund                                         3,000            241,410
iShares Dow Jones U.S. Real Estate Index Fund                                           3,200            219,680
Real Estate Income Fund, Inc.                                                          16,000            302,080
Scudder RREEF Real Estate Fund, Inc.                                                    9,000            194,850
streetTRACKS Dow Jones Wilshire REIT ETF Fund                                           1,950            141,785
                                                                                                ----------------
  TOTAL INVESTMENT COMPANIES (Cost $1,410,047)                                                         1,665,405
                                                                                                ----------------

                                                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                                        COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - January 31, 2006 (Unaudited)
----------------------------------------------------------------------------------------------------------------
                                                                                  Shares             Value
                                                                             ----------------   ----------------
PREFERRED STOCK (2.90%)
Fannie Mae (Cost $398,160)                                                              7,000   $        381,937
                                                                                                ----------------

BONDS (6.03%)                                                                   Principal            Value
                                                                             ----------------   ----------------
Centex Corp., 4.55%, due 11/01/10                                                     150,000            143,716
Hanson Australia Funding, Ltd., 5.25%, due 03/15/13                                   250,000            244,276
Hilton Hotels Corp., 7.20%, due 12/15/09                                              200,000            210,435
Vornado Realty LP, 4.50%, due 08/15/09                                                200,000            194,441
                                                                                                ----------------
TOTAL BONDS (Cost $803,245)                                                                              792,868
                                                                                                ----------------

AGENCY OBLIGATIONS (3.04%)
Federal Home Loan Bank System, 4.375%, due 05/16/08                                   105,000            103,901
Federal Home Loan Bank System, 4.50%, due 11/26/08                                    300,000            296,752
                                                                                                ----------------
TOTAL AGENCY OBLIGATIONS (Cost $405,000)                                                                 400,653
                                                                                                ----------------

ASSET-BACKED SECURITIES (3.99%)
Greenpoint Manufactured Housing, 4.34%, due 03/11/23 ** (Cost $525,000)               525,000            525,353
                                                                                                ----------------

SHORT TERM INVESTMENTS (5.58%)
Fifth Third Bank Repurchase Agreement, 3.84%, dated 01/31/06, due
02/01/06, repurchase price $734,400 (collateralized by FHLMC, 4.00%,
due 06/12/13, market value $757,158) (Cost $734,322)                                  734,322            734,322
                                                                                                ----------------

                                                          Expiration Date
                                                           Exercise Price     Contracts (b)
                                                          ----------------   ----------------
CALL OPTIONS PURCHASED (0.32%)
Fannie Mae (Cost $34,079)                                  06/17/06, 35                    18             41,940
                                                                                                ----------------

  TOTAL INVESTMENTS (Cost $11,196,084) (103.78%)                                                $     13,656,419
  LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-3.78%)                                                   (497,708)
                                                                                                ----------------
  NET ASSETS -- (100%)                                                                          $     13,158,711
                                                                                                ================

* Non-income producing investment
** Rate shown represents the rate at January 31, 2006, is subject to change and resets monthly.
ADR American Depositary Receipt
GDR Global Depositary Receipt
(b) Each contract is equivalent to 100 shares.

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluations of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth International Series Trust

By: /s/ Robert W. Scharar
    -------------------------------------------------------
Name: Robert W. Scharar
Title: Principal Executive Officer
Date: April 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert W. Scharar
    -------------------------------------------------------
Name: Robert W. Scharar
Title: Principal Executive Officer
Date: April 3, 2006

By: /s/ Larry E. Beaver, Jr.
    -------------------------------------------------------
Name: Larry E. Beaver
Title: Principal Financial Officer
Date: April 3, 2006